UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2004

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
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Title:   Counsel
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Phone:   (973) 984-1233
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Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ              11/12/04
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   7
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Form 13F Information Table Value Total:   $ 1,179,913  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE



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    Column 1                      Column 2         Column 3     Column 4       Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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NTL Inc.                          Com              62940M104   648,540   10,448,530  SH       SOLE              10,448,530
Prime Group Realty Trust          SH BEN INT       74158J103     1,155      202,700  SH       SOLE                 202,700
Province Healthcare               Note 4.50%       743977AC4     1,006    1,000,000  PRN      SOLE               1,000,000
Savvis Communications Corp.       Com              805423100     1,046      836,900  SH       SOLE                 836,900
Select Medical Corp.              Com              816196109     6,154      458,200  SH       SOLE                 458,200
Telewest Global, Inc.             Com              87956T107   497,018   42,772,619  SH       SOLE              42,772,619
Tenet Healthcare Corp.            Com              88033G100    24,994    2,316,393  SH       SOLE               2,316,393